Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2020	2019
Copper	$563,910	$786,332
Zinc	264,106	284,897
Gold	180,949	120,366
Silver	25,986	29,315
Molybdenum	25,627	31,270
Other	5,619	4,760
	1,066,197	1,256,940
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	27,854	32,028
Amortization of deferred revenue - silver	39,409	60,370
Amortization of deferred revenue - variable consideration adjustments - prior periods	6,668	(16,295)
	73,931	76,103
Pricing and volume adjustments [2]	9,178	(12,123)
	1,149,306	1,320,920
Treatment and refining charges	(56,888)	(83,481)
	$1,092,418	$1,237,439
[1] See note 18.
[2] Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

Disclosure of depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2020	2019
Cost of sales	$361,827	$344,555
Selling and administrative expenses	1,776	2,079
	$363,603	$346,634

Disclosure of detailed information about share-based payment expenses (recoveries) [Table Text Block]
	Cash-settled				Total share-based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2020
Cost of sales	$1,400	$—	$—	$—	$1,400
Selling and administrative	4,872	5,149	1,987	1,122	13,130
Other expenses	478	—	—	—	478
	$6,750	$5,149	$1,987	$1,122	$15,008
Year ended December 31, 2019
Cost of sales	$400	$—	$—	$—	$400
Selling and administrative	928	1,157	—	—	2,085
Other expenses	229	—	—	—	229
	$1,557	$1,157	$—	$—	$2,714

Disclosure of detailed information about other operating expense [Table Text Block]
	Year ended December 31,
	2020	2019
Regional costs	$3,602	$3,780
Loss on disposal of property, plant and equipment	5,088	4,807
Closure cost adjustment - non-producing properties	2,721	2,289
Allocation of community costs	2,880	2,216
Write down of UCM receivable	—	25,978
Pampacancha delivery obligation	—	7,499
Other	3,292	4,547
	$17,583	$51,116

Disclosure of detailed information about impairment [Table Text Block]
Arizona
Pre-tax impairment to:
Property, plant & equipment	$322,249
Tax impact - (recovery)	(80,143)
After-tax impairment charge	$242,106

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2020	2019
Current employee benefits	$179,486	$171,173
Share-based compensation (notes 6c, 19, 24)
Equity settled stock options	1,122	—
Cash-settled restricted share units	6,750	1,557
Cash-settled deferred share units	5,149	1,157
Cash-settled performance share units	1,987	—
Employee share purchase plan	1,783	1,645
Post-employee pension benefits
Defined benefit plans	11,671	10,643
Defined contribution plans	1,774	1,635
Other post-retirement employee benefits	9,305	8,457
Termination benefits	582	628
	$219,609	$196,895

Disclosure of detailed information about finance income and expenses [Table Text Block]
	Year ended December 31,
	2020	2019
Net interest expense on long-term debt
Interest expense on long-term debt	$82,712	$78,265
Interest capitalized	—	(9,890)
	82,712	68,375
Accretion on streaming arrangements (note 18)
Current year additions	60,362	63,725
Variable consideration adjustments - prior periods	(3,692)	6,047
	56,670	69,772
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives	(45,387)	3,708
Gold prepayment liability	20,141	—
Investments	(4,124)	4,539
	(29,370)	8,247
Other net finance costs
Net foreign exchange (gains) losses	(1,644)	1,388
Accretion on community agreements measured at amortized cost	3,641	1,222
Unwinding of discounts on provisions	3,543	4,392
Withholding taxes	8,267	8,100
Premium paid on redemption of notes (note 17)	7,252	—
Write-down of unamortized transaction costs (note 17)	3,817	—
Other finance expense	8,826	11,027
Interest income	(1,812)	(8,527)
	31,890	17,602
Net finance expense	$141,902	$163,996